Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35866
Entity Registrant Name	KNOT Offshore Partners LP
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	2 Queens Cross
Entity Address, City or Town	Aberdeen
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, Country	GB
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	KNOP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	34,045,081
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young AS
Auditor Firm ID	1572
Auditor Location	Oslo, Norway
Business Contact
Document And Entity Information
Contact Personnel Name	Derek Lowe
Entity Address, Address Line One	2 Queens Cross
Entity Address, City or Town	Aberdeen
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, Country	GB
Contact Personnel Email Address	E-mail: dlo@knotoffshorepartners.com
City Area Code	44 (0)
Local Phone Number	1224 618420